Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues				$ 219
Cost of revenues				(358)
Gross loss				(139)
Research and development expenses, net	(1,838)	(1,683)	(3,682)	(3,106)
General and administrative	(1,125)	(1,315)	(2,303)	(2,128)
Operating loss	(2,963)	(2,998)	(5,985)	(5,373)
Financing income, net	11	96	150	125
Net loss for the period	$ (2,952)	$ (2,902)	$ (5,835)	$ (5,248)
Basic and diluted loss per share (in Dollars per share)	$ (0.16)	$ (0.19)	$ (0.34)	$ (0.42)
Weighted average number of shares outstanding used to compute basic and diluted loss per ordinary share (in Shares)	18,891,950	15,671,472	17,337,358	12,414,547